Accounts Receivable, Net - Summary of Movements in Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounts Receivable Net [Line Items]
Balance at beginning of the year	¥ (103,340)		¥ (131,826)	¥ (115,380)
Current period provision	(11,294)	$ (1,615)	(12,725)	(16,170)
Reversal	3,356	480	6,039	1,773
Write-off	0	0	35,180	0
Provision converted from unbilled revenue	0	0	0	(1,269)
Acquisition of non-controlling interests	0	0	0	390
Foreign currency translation	19	3	(8)	(17)
Balance at the end of the year	(111,259)	(15,910)	(103,340)	(131,826)
Adoption of ASC Topic 326 [Member]
Accounts Receivable Net [Line Items]
Balance at beginning of the year				(1,153)
Restatement Adjusted Balance [Member]
Accounts Receivable Net [Line Items]
Balance at beginning of the year	¥ (103,340)	$ (14,778)	(131,826)	(116,533)
Balance at the end of the year			¥ (103,340)	¥ (131,826)